PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Consumer Discretionary : 11.5%
97,739
(1)
Arhaus, Inc.
$ 1,038,966
0.6
55,397  Camping World
Holdings, Inc. - Class A
874,719
0.5
9,354
(1)
Cava Group, Inc.
565,075
0.3
2,647
(1)
Cavco Industries, Inc.
1,537,192
0.9
19,257
(1)
Five Below, Inc.
2,979,058
1.8
100,455
(1)
Genius Sports Ltd.
1,243,633
0.7
20,958
(1)(2)
Kura Sushi USA, Inc.
- Class A
1,245,115
0.7
67,109
(1)
Life Time Group
Holdings, Inc.
1,852,208
1.1
14,952
(1)
Modine Manufacturing
Co.
2,125,576
1.3
12,681
(1)
Ollie's Bargain Outlet
Holdings, Inc.
1,628,240
1.0
7,942
Patrick Industries, Inc.
821,441
0.5
31,008
(1)
Skyline Champion
Corp.
2,368,081
1.4
4,406
Wingstop, Inc.
1,108,902
0.7
19,388,206
11.5
Consumer Staples : 4.1%
58,452
(1)
Celsius Holdings, Inc.
3,360,406
2.0
16,541
(1)
e.l.f. Beauty, Inc.
2,191,352
1.3
33,503
(1)
Vita Coco Co., Inc.
1,422,872
0.8
6,974,630
4.1
Energy : 4.2%
4,303
(1)(2)
Centrus Energy Corp.
- Class A
1,334,231
0.8
45,885  Kodiak Gas Services,
Inc.
1,696,368
1.0
61,267  Northern Oil and Gas,
Inc.
1,519,422
0.9
33,907  Solaris Oilfield
Infrastructure, Inc.
- Class A
1,355,263
0.8
81,339
(1)
Uranium Energy Corp.
1,085,062
0.7
6,990,346
4.2
Financials : 9.2%
9,232
(1)
Dave, Inc.
1,840,399
1.1
33,627
Glacier Bancorp, Inc.
1,636,626
1.0
36,005
Moelis & Co. - Class A
2,567,877
1.5
9,680
Piper Sandler Cos.
3,358,863
2.0
33,325  StepStone Group, Inc.
- Class A
2,176,456
1.3
45,634  Western Alliance
Bancorp
3,957,380
2.3
15,537,601
9.2
Health Care : 23.0%
33,590
(1)
ACADIA
Pharmaceuticals, Inc.
716,811
0.4
80,079
(1)
Adaptive
Biotechnologies Corp.
1,197,982
0.7
16,069
(1)
Addus HomeCare
Corp.
1,895,981
1.1
71,651
(1)
ADMA Biologics, Inc.
1,050,404
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,884
(1)
Akero Therapeutics,
Inc.
$ 944,092
0.6
183,015
(1)
Alignment Healthcare,
Inc.
3,193,612
1.9
27,981
(1)
Alkermes PLC
839,430
0.5
14,177
(1)
Arcellx, Inc.
1,163,932
0.7
45,446
(1)
AtriCure, Inc.
1,601,971
1.0
16,773
(1)
Avidity Biosciences,
Inc.
730,800
0.4
6,695
(1)
Axsome Therapeutics,
Inc.
813,108
0.5
31,805
(1)
BioLife Solutions, Inc.
811,346
0.5
23,479
(1)
Bridgebio Pharma, Inc.
1,219,499
0.7
73,244
(1)
BrightSpring Health
Services, Inc.
2,165,093
1.3
25,250
(1)
Catalyst
Pharmaceuticals, Inc.
497,425
0.3
6,959
(1)
GeneDx Holdings
Corp.
749,763
0.4
7,339
(1)
Glaukos Corp.
598,495
0.4
13,179
(1)
Guardant Health, Inc.
823,424
0.5
5,745
(1)
Krystal Biotech, Inc.
1,014,165
0.6
2,640
(1)
Madrigal
Pharmaceuticals, Inc.
1,210,862
0.7
26,898
(1)
Merit Medical Systems,
Inc.
2,238,721
1.3
11,442
(1)
Merus NV
1,077,264
0.6
5,312
(1)
Nuvalent, Inc. - Class A
459,382
0.3
6,653
(1)
Penumbra, Inc.
1,685,338
1.0
13,554
(1)
Protagonist
Therapeutics, Inc.
900,392
0.5
10,539
(1)
PTC Therapeutics, Inc.
646,778
0.4
30,875
(1)
RadNet, Inc.
2,352,984
1.4
13,353
(1)
Repligen Corp.
1,784,895
1.1
8,742
(1)
Rhythm
Pharmaceuticals, Inc.
882,855
0.5
25,248
(1)
Scholar Rock Holding
Corp.
940,235
0.6
22,410
(1)
TG Therapeutics, Inc.
809,561
0.5
44,223
(1)
Waystar Holding Corp.
1,676,936
1.0
38,693,536
23.0
Industrials : 22.4%
14,620
(2)
AAON, Inc.
1,366,093
0.8
7,395
(1)
AeroVironment, Inc.
2,328,612
1.4
17,846
(1)
Bloom Energy Corp.
- Class A
1,509,236
0.9
34,325
(1)
Casella Waste
Systems, Inc. - Class A
3,256,756
1.9
25,769
(1)
CECO Environmental
Corp.
1,319,373
0.8
10,898
(1)
Construction Partners,
Inc. - Class A
1,384,046
0.8
8,817
(1)
Dycom Industries, Inc.
2,572,448
1.5
30,113  Granite Construction,
Inc.
3,301,890
2.0
17,414  John Bean
Technologies Corp.
2,445,796
1.4
28,713
(1)
Kratos Defense &
Security Solutions, Inc.
2,623,507
1.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
19,018
(1)
Loar Holdings, Inc.
$ 1,521,440
0.9
14,221
Maximus, Inc.
1,299,373
0.8
19,366
(1)
Nextracker, Inc. - Class
A
1,432,890
0.8
111,313
(1)(2)
QXO, Inc.
2,121,626
1.3
4,872
(1)
Saia, Inc.
1,458,482
0.9
11,959
(1)
SiteOne Landscape
Supply, Inc.
1,540,319
0.9
10,518
(1)
SPX Technologies, Inc.
1,964,552
1.2
10,566  Standex International
Corp.
2,238,935
1.3
11,787
VSE Corp.
1,959,471
1.2
37,644,845
22.4
Information Technology : 21.7%
53,501
(1)
ACI Worldwide, Inc.
2,823,248
1.7
19,825
(1)
Agilysys, Inc.
2,086,581
1.2
60,551
(1)
Allegro MicroSystems,
Inc.
1,768,089
1.0
81,180
(1)(2)
Applied Digital Corp.
1,862,269
1.1
9,556
(1)
Credo Technology
Group Holding Ltd.
1,391,449
0.8
4,256
(1)
Fabrinet
1,551,823
0.9
41,053
(1)
FormFactor, Inc.
1,495,150
0.9
21,051
(1)(2)
IonQ, Inc.
1,294,637
0.8
32,375
(1)
JFrog Ltd.
1,532,309
0.9
12,471
(1)
Lumentum Holdings,
Inc.
2,029,157
1.2
13,811
(1)
Netskope, Inc. - Class
A
313,924
0.2
17,764
(1)
Onto Innovation, Inc.
2,295,464
1.4
28,927
(1)
Procore Technologies,
Inc.
2,109,357
1.3
28,063
(1)
Rambus, Inc.
2,924,165
1.7
14,217
(1)
ServiceTitan, Inc.
- Class A
1,433,500
0.8
10,985
(1)
SiTime Corp.
3,309,890
2.0
62,171
(1)
Tower Semiconductor
Ltd.
4,494,963
2.7
31,622
(1)
Varonis Systems, Inc.
1,817,316
1.1
36,533,291
21.7
Materials : 1.0%
66,457
Element Solutions, Inc.
1,672,723
1.0
Real Estate : 0.7%
6,467
FirstService Corp.
1,231,899
0.7
Total Common Stock
(Cost $137,102,382)
164,667,077
97.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.9%
Repurchase Agreements : 3.6%
1,603,532
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,603,717,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,635,622, due
08/27/27-09/01/55)
$ 1,603,532
1.0
1,342,728
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,342,883,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,369,583, due
08/01/32-06/01/64)
1,342,728
0.8
67,836
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$67,844, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $69,193, due
07/15/26-08/15/54)
67,836
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
127,800
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $127,815,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $130,356, due
12/31/31-05/31/32)
$ 127,800
0.1
176,693
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $176,713,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $180,227, due
11/18/25-08/15/55)
176,693
0.1
56,869
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$56,876, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $58,006, due
10/23/25-08/15/55)
56,869
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,620,591
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,620,781,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,649,970, due
10/15/26-02/15/54)
$ 1,620,591
1.0
1,041,740
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,041,860,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,062,575, due
08/01/42-09/01/55)
1,041,740
0.6
Total Repurchase
Agreements
(Cost $6,037,789)
6,037,789
3.6
Time Deposits : 0.6%
160,000
(3)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 160,000
0.1
150,000
(3)
DZ Bank AG,
4.080
%,
10/01/2025 150,000
0.0
150,000
(3)
HSBC Bank PLC,
4.130
%,
10/01/2025 150,000
0.1
160,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 160,000
0.1
160,000
(3)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 160,000
0.1
160,000
(3)
Royal Bank of Canada,
4.140
%,
10/01/2025 160,000
0.1
160,000
(3)
Societe Generale S.A.,
4.090
%,
10/01/2025 160,000
0.1
Total Time Deposits
(Cost $1,100,000)
1,100,000
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.7%
4,480,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $4,480,000) $ 4,480,000 2.7
Total Short-Term
Investments
(Cost $11,617,789)
$ 11,617,789
6.9
Total Investments in
Securities
(Cost $148,720,171) $ 176,284,866 104.7
Liabilities in Excess
of Other Assets (7,836,434) (4.7)
Net Assets $ 168,448,432 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 164,667,077 $ — $ — $ 164,667,077
Short-Term Investments 4,480,000 7,137,789 — 11,617,789
Total Investments, at fair value $ 169,147,077 $ 7,137,789 $ — $ 176,284,866
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,126,082
Gross Unrealized Depreciation (3,561,387)
Net Unrealized Appreciation $ 27,564,695